UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alerian Capital Management LLC
Address: 2100 McKinney Avenue, 18th Floor
         Dallas, TX  75201

13F File Number:  028-12829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Levy
Title:     Chief Financial Officer
Phone:     212-332-7811

Signature, Place, and Date of Signing:

      /s/ Richard Levy     New York, NY     November 11, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $60,002 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE RES PARTNER L P       UT LTD PART      01877R108      334    10596 SH       SOLE                    10596        0        0
ATLAS PIPELINE PARTNERS LP     UNIT L P INT     049392103      881    34568 SH       SOLE                    34568        0        0
AURORA OIL & GAS CORP          COM              052036100      347  2670200 SH       SOLE                  2670200        0        0
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104      482    23397 SH       SOLE                    23397        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      680    18337 SH       SOLE                    18337        0        0
CONSTELLATION ENERGY PRTNR L   COM UNIT LLC B   21038E101     1113    96986 SH       SOLE                    96986        0        0
COPANO ENERGY L L C            COM UNITS        217202100     5528   226000 SH       SOLE                   226000        0        0
CROSSTEX ENERGY INC            COM              22765Y104      435    17433 SH       SOLE                    17433        0        0
CROSSTEX ENERGY L P            COM              22765U102      213    11685 SH       SOLE                    11685        0        0
DCP MIDSTREAM PARTNERS LP      COM UT LTD PTN   23311P100      171    10079 SH       SOLE                    10079        0        0
DUNCAN ENERGY PARTNERS LP      COM UNITS        265026104      105     6549 SH       SOLE                     6549        0        0
EL PASO PIPELINE PARTNERS L    COM UNIT LPI     283702108      232    14433 SH       SOLE                    14433        0        0
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106     1086    27312 SH       SOLE                    27312        0        0
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109     7145   194000 SH       SOLE                   194000        0        0
ENTERPRISE GP HLDGS L P        UNIT LP INT      293716106      334    14195 SH       SOLE                    14195        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107     7820   303457 SH       SOLE                   303457        0        0
INERGY L P                     UNIT LTD PTNR    456615103     5866   271214 SH       SOLE                   271214        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100     6570   429405 SH       SOLE                   429405        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106     4724   145800 SH       SOLE                   145800        0        0
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100     1059    41873 SH       SOLE                    41873        0        0
NATURAL RESOURCE PARTNERS L    COM UNIT L P     63900P103      438    17308 SH       SOLE                    17308        0        0
NUSTAR ENERGY LP               UNIT COM         67058H102      711    16743 SH       SOLE                    16743        0        0
NUSTAR GP HOLDINGS LLC         UNIT RESTG LLC   67059L102      249    14201 SH       SOLE                    14201        0        0
ONEOK PARTNERS LP              UNIT LTD PARTN   68268N103     1004    19783 SH       SOLE                    19783        0        0
PENN VA RESOURCES PARTNERS L   COM              707884102      239    14467 SH       SOLE                    14467        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     6928   174850 SH       SOLE                   174850        0        0
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      306     6905 SH       SOLE                     6905        0        0
TC PIPELINES LP                UT COM LTD PRT   87233Q108      925    29883 SH       SOLE                    29883        0        0
TEEKAY LNG PARTNERS L P        PRTNRSP UNITS    Y8564M105      142     9054 SH       SOLE                     9054        0        0
TEPPCO PARTNERS L P            UT LTD PARTNER   872384102     3420   130900 SH       SOLE                   130900        0        0
WILLIAMS PARTNERS L P          COM UNIT L P     96950F104      395    15269 SH       SOLE                    15269        0        0
WILLIAMS PIPELINE PARTNERS L   COM UNIT LP IN   96950K103      120     8590 SH       SOLE                     8590        0        0